CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 105,946	$ 91,962	$ 431,929	$ 301,253	$ 238,447
Cost of sales	79,541	69,688	322,241	227,210	181,221
Gross profit	26,405	22,274	109,688	74,043	57,226
Operating expenses
Selling	6,470	5,752	25,509	19,807	18,446
Administrative	18,361	15,446	67,194	56,333	45,678
Management fees, related parties				4,300	4,760
Gain on litigation settlement			(31)	(6,975)
Amortization	697	791	3,057	3,082	3,785
Other			881	(608)	1,687
Operating (loss) income	877	285	13,078	(1,896)	(17,130)
Other (income) expense
Interest expense	588	462	2,257	1,979	3,673
Interest expense, related parties					3,321
Gain on extinguishment of debt					(18,542)
Other	(462)	71	(33)	(136)	159
Non-operating income (expense)	126	533	2,224	1,843	(11,389)
(Loss) income before income taxes	751	(248)	10,854	(3,739)	(5,741)
Income tax provision	350	(5)	4,216	555	1,449
Net (loss) income from continuing operations	401	(243)	6,638	(4,294)	(7,190)
Discontinued operations
Loss (income) from discontinued operations	45	287	960	(3,835)	2,455
Income tax (benefit) provision	(17)		(362)	1,447	(660)
Loss (income) from discontinued operations, net of income taxes	28	287	598	(2,388)	1,795
Net (loss) income	373	(530)	6,040	(1,906)	(8,985)
Gain on Extinguishment of Pre-Recapitalization Preferred Units					85,040
Net income (loss) attributable to common shareholders	(19,524)	(2,017)	(183)	(7,435)	73,623
Weighted average shares outstanding (basic and diluted)	25,841,679	22,033,901	22,033,901	20,351,552	19,499,993
Net income (loss) per share (basic and diluted)
Income (loss) per share from continuing operations attributable to common stockholders (basic and diluted)	$ (0.75)	$ (0.08)	$ 0.02	$ (0.49)	$ 3.87
(Loss) income per share from discontinued operations attributable to common stockholders (basic and diluted)	$ (0.01)	$ (0.01)	$ (0.03)	$ 0.12	$ (0.09)
Income (loss) per share attributable to common stockholders (basic and diluted)	$ (0.76)	$ (0.09)	$ (0.01)	$ (0.37)	$ 3.78
Series A Preferred Stock [Member]
Discontinued operations
Accretion charges on Preferred Stock	(19,897)	(1,487)	(6,223)	(5,529)	(811)
Pre-Recapitalization Redeemable Preferred Units [Member]
Discontinued operations
Accretion charges on Preferred Stock					$ (1,621)